STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Jan. 31, 2024 CAD ($) shares	Jan. 31, 2023 CAD ($) shares	Jan. 31, 2022 CAD ($) shares
OPERATING EXPENSES
Consulting fees – related party	[1]	$ 900	$ 1,125	$ 900
Consulting fees - Option based payments	[2]	0	98,977	459,995
Depreciation		5,609	8,040	11,604
Directors fees		11,500	8,500	10,000
Directors fees - Option based payments	[2]	0	0	2,228,650
Filing and transfer agent fees		25,404	31,566	25,062
Foreign exchange (gain)loss		2,354	(10,662)	1,520
Finance income		(2,408)	(278)	(990)
Investor relations – related party	[1]	132,000	132,000	132,000
Investor relations - Option based payments	[2]	42,090	333,918	1,094,123
Loss on disposal of equipment, vehicles and furniture		0	222	0
Office and miscellaneous		15,922	12,049	9,280
Office rent		83,204	97,746	91,917
Professional fees	[1]	61,911	95,034	95,434
Professional fees - Option based payments	[2]	0	0	355,836
Shareholder information and promotion		120,174	69,797	41,987
Telephone		4,209	5,667	5,045
Travel		21,036	19,338	6,184
Wages and benefits		0	0	0
Impairment allowance-mineral interests	[3]	0	0	4,832,500
Impairment allowance-deferred E&E costs	[3]	0	0	25,004,416
Net loss and comprehensive loss for the year		$ (523,905)	$ (903,039)	$ (34,405,463)
Weighted average number of common shares outstanding (basic and diluted) | shares		16,816,969	16,816,969	16,773,544

[1]	Note 9
[2]	Note 7 & 9Note 7 & 9
[3]	Note 5Note 5